Financial instruments (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Schedule of financial assets
Financial assets by category as of December 31, 2024, and 2023, and January 1, 2023, are as follows (in thousands):

	December 31, 2024
	Financial assets at fair value through profit or loss	Financial assets measured at amortized cost
Current assets
Cash and cash equivalents	$—	$334,850
Short-term investments	—	80,000
Accounts receivable, net	—	30,778
Accrued income	—	2,996
Total	$—	$448,624
Non-current assets
Financial assets at fair value through profit or loss	417	—
Total	$417	$—

	December 31, 2023
	Financial assets at fair value through profit or loss	Financial assets measured at amortized cost
Current assets
Cash and cash equivalents	$—	$206,911
Short-term investments	—	67,756
Accounts receivable, net	—	32,517
Accrued income	—	1,071
Total	$—	$308,255
Non-current assets
Financial assets at fair value through profit or loss	1,285	—
Total	$1,285	$—

	January 1, 2023
	Financial assets at fair value through profit or loss	Financial assets measured at amortized cost
Current assets
Cash and cash equivalents	$—	$217,352
Short-term investments	—	67,891
Accounts receivable, net	—	21,198
Accrued income	—	27
Total	$—	$306,468
Non-current assets
Financial assets at fair value through profit or loss	1,392	—
Total	$1,392	$—

Schedule of financial liabilities
Financial liabilities by category as of December 31, 2024, and 2023, and January 1, 2023, are as follows (in thousands):

	December 31, 2024	December 31, 2023	January 1, 2023
	Financial assets measured at amortized cost	Financial assets measured at amortized cost	Financial assets measured at amortized cost
Current liabilities:
Accounts payable	$2,889	$2,425	$505
Accrued expenses (1)	12,101	10,868	13,325
Loss contingency	—	—	95,250
Current lease liabilities	1,162	3,157	3,050
Current portion of borrowings with related party	—	38,778	—
Other current liabilities	—	9,501	—
Total	$16,152	$64,729	$112,130
Non-current liabilities:
Non-current lease liabilities	3,510	4,420	1,625
Long-term borrowings with related party	34,014	—	39,454
Other non-current liabilities	936	—	7,852
Total	$38,460	$4,420	$48,931
(1)Annual leave allowance that should be paid to employees is excluded.

Schedule of fair value measurements of assets
Fair value hierarchy classifications of the financial assets that are measured at fair value disclosed in fair value as of December 31, 2024, and 2023, and January 1, 2023, are as follows (in thousands):

	December 31, 2024
	Level 1	Level 2	Level 3	Total
Financial assets at fair value through profit or loss	$—	$—	$417	$417

	December 31, 2023
	Level 1	Level 2	Level 3	Total
Financial assets at fair value through profit or loss	$—	$—	$1,285	$1,285

	January 1, 2023
	Level 1	Level 2	Level 3	Total
Financial assets at fair value through profit or loss	$—	$—	$1,392	$1,392
Financial assets at fair value through profit or loss as of December 31, 2024, and 2023, and January 1, 2023, are as follows (in thousands):

	December 31, 2024		December 31, 2023		January 1, 2023
	Current	Non-current	Current	Non-current	Current	Non-current
Equity funds	$—	$417	$—	$1,285	$—	$1,392

Schedule of valuation techniques and inputs for fair value measurements
The valuation techniques and inputs used for fair value measurements and disclosed fair values categorized within Level 2 and Level 3 of the fair value hierarchy as of December 31, 2024, and 2023, and January 1, 2023, are as follows (in thousands):

	December 31, 2024	December 31, 2023	January 1, 2023	Level	Valuation techniques
Financial assets at fair value through profit or loss	$417	$1,285	$1,392	3	Market-Based Fair Value Approach

Schedule of net gains of losses by category of financial instruments	Net gains or losses by category of financial instruments

(in thousands)	December 31, 2024	December 31, 2023
Financial assets at fair value through profit or loss
Interest income	$—	$419
Gain on foreign currency transactions	—	930
Loss on valuation of financial assets	(766)	(82)
Sub-total	$(766)	1,267
Financial assets at amortized cost
Interest income	15,657	13,258
Gain on foreign currency transactions	5,138	5,872
Unrealized gain on foreign currency	8,081	17
Loss on foreign currency transactions	(395)	(1,879)
Unrealized loss on foreign currency	(45)	(3,364)
Sub-total	$28,436	$13,904
Total	$27,670	$15,171
Financial liabilities at amortized cost
Interest expense	(2,049)	(2,038)
Gain on foreign currency transactions	—	17
Unrealized gain on foreign currency	276	110
Loss on foreign currency transactions	(32)	(143)
Unrealized loss on foreign currency	—	(370)
Total	$(1,805)	$(2,424)

Disclosure of detailed information about finance income and costs	Finance income and costs

(in thousands)	December 31, 2024	December 31, 2023
Finance income
Interest income	$15,657	$13,677
Gain on foreign currency transactions	5,139	6,819
Unrealized gain on foreign currency	8,356	127
Total	$29,152	$20,623
Finance cost
Interest expense	2,049	2,038
Loss on valuation of financial assets	766	82
Loss on foreign currency transactions	427	2,022
Unrealized loss on foreign currency	45	3,734
Total	$3,287	$7,876